Related Party Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2018
IfrsStatementLineItems [Line Items]
Settled amount			R$ 159,274
Principal interest			R$ 158,849
Copel COM [member] | Energy Sale Contracts [Member]
IfrsStatementLineItems [Line Items]
Purchase commitments	R$ 31,971	R$ 47,935
Sales commitments	216,029	25,050
Copel Comercializacao SA [member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	4,492	4,449
Copel Geracaoe Transmissao SA [member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	R$ 602,520	R$ 329,725